Income Tax Provision (Details) - Schedule of expected tax expense (benefit) - Unique Logistics International, Inc. [Member]	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Schedule of Expected Tax Expense (Benefit) [Abstract]
US Federal statutory rate (%)	21.00%	21.00%	21.00%	21.00%
State income tax, net of federal benefit	2.00%	9.00%	16.40%	8.40%
Impact of debt exchange			18.90%
FDII deduction	(6.70%)		(10.10%)
PPP Loan Forgiveness			(1.30%)
Change in valuation allowance		3.00%		(1.70%)
Other permanent differences, net	0.10%	(1.00%)	(4.30%)	(4.50%)
Income tax provision (benefit) (%)	10.50%	28.00%	40.60%	23.20%